Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$912,441.81

Principal:
Principal Collections	$10,611,046.86
Prepayments in Full	$5,514,035.46
Liquidation Proceeds	$222,936.49
Recoveries	$25,099.48
Sub Total	$16,373,118.29
Collections	$17,285,560.10

Purchase Amounts:
Purchase Amounts Related to Principal	$580,151.66
Purchase Amounts Related to Interest	$3,146.61
Sub Total	$583,298.27

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,868,858.37

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$17,868,858.37
Servicing Fee	$224,926.20	$224,926.20	$0.00	$0.00	$17,643,932.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,643,932.17
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,643,932.17
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,643,932.17
Interest - Class A-4 Notes	$173,449.20	$173,449.20	$0.00	$0.00	$17,470,482.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,470,482.97
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$17,392,848.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,392,848.97
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$17,334,936.97
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,334,936.97
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$17,263,572.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,263,572.97
Regular Principal Payment	$15,626,658.85	$15,626,658.85	$0.00	$0.00	$1,636,914.12
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,636,914.12
Residuel Released to Depositor	$0.00	$1,636,914.12	$0.00	$0.00	$0.00
Total		$17,868,858.37

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,626,658.85
Total					$15,626,658.85
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,626,658.85	$60.94	$173,449.20	$0.68	$15,800,108.05	$61.62
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$15,626,658.85	$11.20	$380,359.20	$0.27	$16,007,018.05	$11.47

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$154,177,070.61	0.6012677	$138,550,411.76	0.5403261
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$249,937,070.61	0.1791047	$234,310,411.76	0.1679067

Pool Information
Weighted Average APR	4.165%	4.163%
Weighted Average Remaining Term	26.45	25.58
Number of Receivables Outstanding	24,498	23,845
Pool Balance	$269,911,445.72	$252,791,949.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$249,937,070.61	$234,310,411.76
Pool Factor	0.1811253	0.1696372

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$18,481,537.35
Targeted Overcollateralization Amount	$18,481,537.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$18,481,537.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	38

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		67	$191,326.14
(Recoveries)		108	$25,099.48
Net Losses for Current Collection Period			$166,226.66
Cumulative Net Losses Last Collection Period			$7,986,383.65
Cumulative Net Losses for all Collection Periods			$8,152,610.31

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.74%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.62%	494	$6,615,863.88
61-90 Days Delinquent	0.36%	54	$911,547.79
91-120 Days Delinquent	0.05%	10	$125,157.55
Over 120 Days Delinquent	0.44%	71	$1,121,324.84
Total Delinquent Receivables	3.47%	629	$8,773,894.06

Repossession Inventory:
Repossessed in the Current Collection Period		11	$133,085.17
Total Repossessed Inventory		18	$322,702.39

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4915%
Preceding Collection Period			0.2694%
Current Collection Period			0.7632%
Three Month Average			0.5080%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5943%
Preceding Collection Period			0.5225%
Current Collection Period			0.5662%
Three Month Average			0.5610%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer